Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Loss for the year	$ (2,879)	$ (2,877)	$ (2,389)
Items not affecting cash:
Amortization	25	42	73
Share based payments	504	309	258
Interest income	(16)	(28)	(37)
Changes in working capital	(95)	(52)	(168)
Other:
Interest received	32	30	65
Finance fee		95
Interest expense on loan		265
Net cash used in operating activities	(2,429)	(2,216)	(2,198)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets	(11,385)	(8,604)	(9,023)
Prior year payables for exploration and evaluation assets		(87)
Reclamation deposit		(14)
Short-term investments	200	(400)	3,700
Purchase of equipment	(20)	(3)	(138)
Net cash used in investing activities	(11,205)	(9,108)	(5,461)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	13,951	12,000	6,392
Direct financing costs	(549)	(571)	(216)
Proceeds from exercise of warrants			1,567
Proceeds from exercise of options			115
Net cash provided by financing activities	13,402	11,429	7,858
Change in cash equivalents for the year	(232)	105	199
Cash and cash equivalents, beginning of the year	630	525	326
Cash and cash equivalents, at the end of the year	$ 398	$ 630	$ 525